Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (6,534)	$ (6,537)
Adjustments to reconcile net loss to net cash used in operating activities:
Recognition of deferred revenue		(40)
Depreciation	42	50
Amortization of debt discount	3	55
Stock-based compensation	1,689	1,530
Non-cash lease expense	177	192
Realized gain on investments		(11)
Changes in:
Prepaid expenses and other current assets	(16)	5
Accounts payable	(307)	(2,003)
Collaboration and device development payable	(108)	(692)
Accrued expenses	(238)	(1,118)
Operating lease liabilities	(190)	(214)
Other liabilities		24
Net cash used in operating activities	(5,482)	(8,759)
Cash flows from investing activities:
Purchase of property and equipment		(74)
Sale of marketable securities		499
Net cash used in investing activities		425
Cash flows from financing activities:
Repayment of loan payable	(199)	(447)
Payments for taxes related to net share settlements of restricted stock units		(151)
Net cash provided by financing activities	(199)	(598)
Effect of exchange rates on cash and cash equivalents	(98)	(202)
Net increase/(decrease) in cash and cash equivalents	(5,779)	(9,134)
Cash, cash equivalents and restricted cash - beginning of year	22,732	11,358
Cash, cash equivalents and restricted cash - end of year	$ 16,953	$ 2,224